Other Gains (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Gains

	2019	2018	2017
	Million	Million	Million
Compensation income	915	1,184	1,118
Others	3,114	1,722	1,271

	4,029	2,906	2,389